Consolidated Statement of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from (used in) operating activities [abstract]
Profit (loss)	$ 75,687	$ 120,815	$ 94,104
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation expense	5,097	4,747	3,825
Amortization expense on intangible assets	30,727	22,370	17,379
Amortization expense on credit facility costs	2,004	0	0
Adjustments for finance income (cost)	0	(2,120)	(2,345)
Adjustments For Long-term Investments	16,852	2,952	(5,322)
Adjustments For Gains (Losses) On Change In Fair Value Of Warrant Liabilities	5,823	(690)	(3,115)
Adjustments For Gains (Losses) On Change In Fair Value Of Other Derivatives	(3,597)	3,934	125
Adjustments For Gains (Losses) On Assset-Linked Receivable	(8,829)	(3,503)	0
Increase (decrease) in contingent consideration asset (liability)	25,280	(8,634)	(11,593)
Adjustments For Gross Obligation Under Put Option	(3,093)	11,666	3,533
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	0	(4,199)	0
Interest expense on lease liabilities	1,382	1,243	1,807
Interest on loans	10,020	0	0
Adjustments for deferred tax expense	(2,052)	(13,316)	1,565
Current tax expense (income)	12,358	10,500	6,784
Share Of Equity Accounted In Earnings	508	753	2,351
Adjustments for share-based payments	19,081	1,465	731
Mark-to-Market on energy trading contracts	(6,429)	0	0
Other adjustments for non-cash items	528	621	439
Changes In Operating Assets And Liabilities [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(90,157)	(12,602)	(23,067)
Adjustments For Decrease Increase In Projects Advances	6,563	(12,589)	(2,896)
Adjustments For Decrease Increase In Tax Assets, Current	(2,538)	1,909	(2,423)
Adjustments for increase (decrease) in employee benefit liabilities	10,365	2,469	(12,877)
Adjustments For Decrease Increase in Carried Interest Allocation	18,652	19,234	868
Adjustments For Deferred Consideration Payable on Acquisition	11,245	22,229	24,444
Adjustments For Increase Decrease In Taxes Payable And Deferred Taxes	4,474	(4,493)	(8,620)
Income taxes paid, classified as operating activities	(13,638)	(3,254)	(621)
Energy trading contracts	1,577	0	0
Adjustments For Decrease Increase In Other Assets Net Of Other Liabilities	32,108	1,816	1,238
Payment Of Placement Agent Fees	(10,897)	(6,598)	(5,263)
Net cash provided by operating activities	145,947	156,725	81,051
Cash flows from (used in) investing activities [abstract]
Cash flows from (used in) decrease (increase) in short-term deposits and investments	10,675	31,076	108,855
Decrease (Increase) In Long-Term Investments	(3,830)	(9,793)	(12,069)
Payment For Investment In SPAC Trust Account	(1,977)	(2,100)	(236,900)
Proceeds From Redemptions From The SPAC Trust Account	141,301	65,164	0
Payment Of Business Acquisition Payable	0	0	(16,437)
Purchase of property, plant and equipment	(3,605)	(5,870)	(5,439)
Acquistion Of Software And Computer Programmes	(4,679)	(992)	(1,273)
Purchase of interests in associates	(408)	(528)	(7,789)
Purchase Of Contractual Rights	0	(8,158)	0
Cash flows used in obtaining control of subsidiaries or other businesses	(112,164)	(6,633)	(18,295)
Cash flows from (used in) investing activities	25,313	62,166	(189,347)
Cash flows from (used in) financing activities [abstract]
IPO proceeds – SPAC	0	0	230,000
Payments For Share Issuance Costs, SPAC	0	0	(4,665)
Proceeds from non-current borrowings	(261,000)	(25,000)	0
Repayments of non-current borrowings	(45,138)	(26,253)	0
Redemptions From The SPAC Trust Account	(141,301)	(65,164)	0
Investment into SPAC trust account	(1,977)	0	0
Dividends paid to equity holders of parent, classified as financing activities	(132,383)	(145,145)	(103,329)
Dividends paid to non-controlling interests, classified as financing activities	(5,982)	(3,639)	0
Proceeds from contributions of non-controlling interests	951	3,657	0
Payment Of Acquisition Payable	(86,167)	(14,684)	0
Payments of lease liabilities	(3,229)	(2,156)	(1,652)
Interest paid	(1,382)	(1,243)	(1,807)
Cash flows from (used in) financing activities	(151,654)	(229,627)	118,547
Effect of exchange rate changes on cash and cash equivalents	(2,238)	267	1,004
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	17,368	(10,469)	11,255
Cash and cash equivalents at beginning of period	16,050	26,519	15,264
Cash and cash equivalents at end of period	33,418	16,050	26,519
Other Adjustments For Noncash Items [Abstract]
Non-Cash Addition Of Right Of Use Assets	9,289	1,860	5,009
Non-Cash Contingent Consideration Payable on Acquisition	30,445	4,707	8,355
Payables settled in Class A common shares	107,889	29,748	17,596
Option arrangements	0	0	9,512
Non-Cash Deferred Consideration Payable on Acquisition	12,240	0	0
Gross Obligation Under Put Option, Non Current	18,258	11,338
Private Placement Warrants Issued, SPAC	0	0	9,251
Commitments Subject To Possible Redemption, Acquired	0	0	220,458
Commitments Subject To Possible Redemption, Amortization Of Issuance Costs	0	6,166	10,325
Commitments Subject To Possible Redemption, Interest	6,021	10,109	3,411
Proceeds From Contributions Of Non-Controlling Interests In Lieu Of Dividend Payable	1,501	1,086	0
Issuance Of Common Shares	74,905	15,514	0
VBI [Member]
Other Adjustments For Noncash Items [Abstract]
VBI – 50% acquisition	2,449	0	0
Gross Obligation Under Put Option, Non Current	0	0	65,544
Igah [Member]
Other Adjustments For Noncash Items [Abstract]
Gross Obligation Under Put Option, Non Current	0	0	7,666
TRIA [Member]
Other Adjustments For Noncash Items [Abstract]
Gross Obligation Under Put Option, Non Current	17,117	0	0
Non-controlling interest in acquiree recognised at acquisition date	$ 6,604	$ 0	$ 0